Inventories (Tables)	12 Months Ended
Jun. 30, 2019
Inventories [Abstract]
Schedule of inventories
	30 June 2019	30 June 2018
	AUD$	AUD$

Current Inventory

Raw materials	225,765	198,585
Work in Progress	192,399	33,625
Finished goods	126,177	265,692

Total Current Inventory	544,341	497,902

Schedule of non current inventories
	30 June 2019	30 June 2018
	AUD$	AUD$

Non-Current Inventory

Raw materials	1,862,063	2,171,867

Total Non-Current Inventory	1,862,063	2,171,867